Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited)
28.	Quarterly Financial Information (Unaudited)

	Fourth Quarter	Third Quarter	Second Quarter	First Quarter

Year Ended December 31, 2012:
Net Revenues	$1,215	$1,196	$1,283	$1,189
Expenses Excluding Interest	$871	$835	$851	$876
Net Income	$211	$247	$275	$195
Net Income Available to Common Stockholders	$189	$238	$261	$195
Weighted Average Common Shares Outstanding – Diluted	1,278	1,275	1,274	1,273
Basic Earnings Per Common Share	$.15	$.19	$.20	$.15
Diluted Earnings Per Common Share	$.15	$.19	$.20	$.15
Dividends Declared Per Common Share	$.06	$.06	$.06	$.06
Range of Common Stock Price Per Share:
High	$14.47	$14.43	$14.76	$15.38
Low	$12.50	$12.14	$11.83	$11.61
Range of Price/Earnings Ratio (1):
High	21	22	22	23
Low	18	18	18	18

Year Ended December 31, 2011:
Net Revenues	$1,113	$1,181	$1,190	$1,207
Expenses Excluding Interest	$861	$821	$804	$813
Net Income	$163	$220	$238	$243
Net Income Available to Common Stockholders	$163	$220	$238	$243
Weighted Average Common Shares Outstanding – Diluted	1,271	1,229	1,210	1,207
Basic Earnings Per Common Share	$.13	$.18	$.20	$.20
Diluted Earnings Per Common Share	$.13	$.18	$.20	$.20
Dividends Declared Per Common Share	$.06	$.06	$.06	$.06
Range of Common Stock Price Per Share:
High	$13.41	$16.72	$18.72	$19.45
Low	$10.75	$11.03	$15.78	$17.16
Range of Price/Earnings Ratio (1):
High	19	25	31	34
Low	15	16	26	30

(1)	Price/earnings ratio is computed by dividing the high and low market prices by diluted earnings per common share for the preceding 12-month period ending on the last day of the quarter presented.